Summary of Significant Accounting Policies - Content Partner Royalty Expenses, Financial Instruments (Details) - USD ($) $ in Millions	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2020
Class of Warrant or Right [Line Items]
Royalty expense	$ 6.2	$ 6.4	$ 8.2	$ 25.7	$ 14.5
Warrants purchased				705,882
Private Placement Warrants - Sponsor
Class of Warrant or Right [Line Items]
Warrants purchased				16,300